Income Taxes (Details 1) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Currently payable
Federal income taxes	$ 394	$ 390	$ 704
Foreign income taxes	11	34	35
Total federal and foreign income taxes currently payable	405	424	739
Change in deferred federal and foreign income taxes	57	212	84
Total federal and foreign income taxes	$ 462	$ 636	$ 823